27 Benefits offered to team members (Details 5)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Health Insurance [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.60%	5.03%	5.45%
Inflation rate	4.00%	4.50%	4.50%
Expected return on plan assets
Aging factor	2.50%	2.50%	2.50%
Medical inflation	3.50%	3.50%	3.50%
Duration	15.32%	19.66%	18.84%
United States Of America [Member]
Disclosure of defined benefit plans [line items]
Discount rate	3.35%	4.45%	3.70%
Germany [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.00%	2.00%
Inflation rate	2.00%	2.00%
Rate of increase in future salary levels	3.00%	3.00%	2.50%
Rate of increase in future pension plan	1.75%	1.75%	1.75%
Netherlands [Member]
Disclosure of defined benefit plans [line items]
Discount rate	2.00%	2.00%	2.00%
Inflation rate	2.00%	2.00%
Rate of increase in future salary levels	3.00%	3.00%	2.50%
Rate of increase in future pension plan	1.75%	1.75%	1.75%
Mexico [Member]
Disclosure of defined benefit plans [line items]
Discount rate	7.25%
Inflation rate	4.00%
Rate of increase in future salary levels	5.00%